Income/(Loss) per share	12 Months Ended
Dec. 31, 2025
Income/(Loss) per share
Income/(Loss) per share

20. Income/(Loss) per share

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, the two classes of ordinary shares have been presented on a combined basis in the consolidated statements of comprehensive income/(loss) and in the computation of net income/(loss) per share.

Basic and diluted net income/(loss) per ordinary share for each of the years are presented as follows:

	For the Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net (loss)/income attributable to Jianpu’s shareholders-basic and diluted	(26,772)	106,131	32,092	4,589
Numerator for basic net (loss)/income per share	(26,772)	106,131	32,092	4,589
Numerator for diluted net (loss)/income per share	(26,772)	106,131	32,092	4,589
Denominator:
Denominator for basic net (loss)/income per share	424,612,125	399,454,434	387,204,389	387,204,389
Denominator for diluted net (loss)/income per share	424,612,125	410,098,257	409,383,114	409,383,114
Net income/(loss) per ordinary share:
Basic	(0.06)	0.27	0.08	0.01
Diluted	(0.06)	0.26	0.08	0.01

Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potential ordinary shares of share options were excluded from the diluted net loss per share calculation for the year ended December 31, 2023, as their inclusion would be antidilutive. The numbers of share options excluded from the calculation of diluted net income/(loss) per share of the Company were 46,851,006, 20,834,621 and 24,311,233 for the years ended December 31, 2023, 2024 and 2025, respectively.